Prepaid Expense and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2024
Prepaid Expense and Other Current Assets [Abstract]
Schedule of Prepaid Expense and Other Current Assets	The current portions of prepaid expense and other current assets consist of the following:
	June 30,	December 31,
	2024	2023
Prepaid operating cost	$336,526	$978,444
Prepaid service cost	97,684	52,363
Others	18,402	28,468
Total	$452,612	$1,059,275